Business Combination (Acquisition of Best Partner, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				4 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Customer relationships [Member]	Dec. 31, 2013 Best Partner [Member]	Sep. 01, 2013 Best Partner [Member]	Sep. 01, 2013 Best Partner [Member] Customer relationships [Member]	Sep. 01, 2013 Best Partner [Member] Common Shares [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired						100.00%
Share consideration, number of shares								6,150,342
Share consideration, fair value of shares						$ 20,960		$ 20,960
Identified intangible assets, amount							3,339
Identified intangible assets, estimated useful life				4 years			3 years 4 months 20 days
Net revenues	196,702	91,768	40,671		6,220
Net income	$ (1,856)	$ 9,430	$ 10,251		$ 1,596